11. Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Inventories Abstract
Crude oil	$ 2,062	$ 3,905
Oil products	1,624	2,274
Intermediate products	372	586
Natural gas and Liquefied Natural Gas (LNG)	68	173
Biofuels	20	28
Fertilizers	28	28
Total products	4,174	6,994
Materials, supplies and others	865	1,195
Total	$ 5,039	$ 8,189